GOING CONCERN UNCERTAINTY (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
Going Concern Uncertainty 1		$ 471,449
Going Concern Uncertainty 2		275,976
Going Concern Uncertainty 3		730,904
Going Concern Uncertainty 4		1,009,735
Going Concern Uncertainty 5		6,124,658
Going Concern Uncertainty 1	472,213
Going Concern Uncertainty 2	191,108
Going Concern Uncertainty 3	$ 6,596,871